RISKS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Risks
Accounts receivable	$ 448,500	$ 266,379
Loss allowance for deposits and other current assets	$ 101	540
Increase decrease on interest risk, rate	1.00%
Increased or decreased post tax loss	$ 22,523	$ 4,980